As filed with the Securities and Exchange Commission on December 2, 1999

                                             1933 Act: Registration No. 33-2524
                                             1940 Act: Registration No. 811-4448

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                         Pre-Effective Amendment No.  [   ]

                      Post-Effective Amendment No. 39 [ X ]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                             Amendment No. 32 [ X ]

                        (Check appropriate box or boxes.)

                         PAINEWEBBER MASTER SERIES, INC.
               (Exact name of registrant as specified in charter)

                               51West 52nd Street
                          New York, New York 10019-6114

                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W.; Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post
  Effective Amendment.
It is proposed that this filing will become effective:
[   ] Immediately  upon filing  pursuant to Rule 485(b)

[ X ] On December  10,1999 pursuant to Rule 485(b)

[   ] 60 days after filing pursuant to Rule 485 (a)(1)
[   ] On  pursuant  to Rule  485  (a)(1)
[   ] 75 days  after  filing  pursuant  to Rule 485(a)(2)
[   ] On pursuant to Rule 485(a)(2)


If appropriate, check the following box:
[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment designates December 10, 1999 as the new effective date for Post-Effective Amendment No. 38, which was filed October 4, 1999 with a December 3, 1999 effective date.

Title of Securities Being Registered: Class A, B, C and Y Shares of Common Stock of PaineWebber Balanced Fund.

Parts A and B of the registration statement were previously filed.

                            PART C. OTHER INFORMATION

Item 23.  Exhibits
          --------

          (1)  Restated Articles of Incorporation 1/
          (2)  Restated By-Laws 1/
          (3) Instruments defining the rights of holders of the Registrant's common stock 2/
          (4)  Investment  Advisory and Administration  Contract 1/
          (5)  (a) Distribution Contract with respect to Class A shares 1/
               (b) Distribution  Contract with respect to Class B shares 1/
               (c) Distribution  Contract  with  respect  to Class C  shares  3/
               (d) Distribution  Contract  with  respect  to Class Y  shares  3/
               (e) Exclusive  Dealer Agreement with respect to Class A shares 1/
               (f) Exclusive  Dealer Agreement with respect to Class B shares 1/
               (g) Exclusive  Dealer Agreement with respect to Class C shares 3/
               (h) Exclusive Dealer Agreement with respect to Class Y shares 3/
          (6)  Bonus,  profit  sharing  or  pension  plans  - none
          (7)  Custodian Agreement 1/
          (8)  Transfer Agency Agreement 1/
          (9)  Opinion and consent of counsel (to be filed)
          (10) Other opinions, appraisals, rulings and consents: Accountant's Consent (to be filed)
          (11) Financial  statements omitted from prospectus - none
          (12) Letter of investment intent 1/
          (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares 4/
               (b) Plan of  Distribution  pursuant to Rule 12b-1 with respect to
                   Class B Shares 4/
               (c) Plan of  Distribution  pursuant to Rule 12b-1 with respect to
                   Class C Shares 4/
          (14) and
          (27) Financial  Data Schedule (not  applicable)
          (15) Plan pursuant to Rule 18f-3 5/

-------------

1/ Incorporated by reference from Post-Effective Amendment No. 34 to the registration statement, SEC File No. 33-2524, filed June 29, 1998.

2/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Restated Articles of
          Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 28 to the registration statement, SEC File No. 33-2524, filed July 1, 1996.

4/ Incorporated by refernece from Post-Effective Amendment No. 35 to the registration statement, SEC File No. 33-2524, filed November 23, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 30 to the registration statement, SEC File No. 33-2524, filed September 20, 1996.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------
          None.

Item 25.  Indemnification
          ---------------

          Article Eleventh of the Articles of Incorporation provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages to the maximum extent permitted by applicable law. Article Eleventh also provides that any repeal or modification of Article Eleventh or adoption, or modification of any other provision of the Articles or By-Laws inconsistent with Article Eleventh shall not adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such repeal, modification or adoption.

          Article Eleventh of the Articles of Incorporation and Section 10.01 of
Article X of the By-Laws provide that the Registrant shall indemnify and advance expenses to its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

          Section 10.02 of Article X of the By-Laws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or out of his or her status as such whether or not the Registrant would have the power to indemnify him or her against such liability.

          Section 9 of the Investment Advisory and Administration Contract provides that Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates except for a loss resulting from willful misfeasance, bad faith or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 9 further provides that any person, even though also an officer, partner, employee or agent of Mitchell Hutchins, who may be or become an officer, director, employee or agent of Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, partner, employee, or agent or one under the control or direction of Mitchell Hutchins even though paid by it.

          Section 9 of each Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

          Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

          a)   Mitchell   Hutchins  serves  as  principal   underwriter   and/or
               investment adviser for the following investment companies:

               ALL-AMERICAN TERM TRUST, INC.
               GLOBAL HIGH INCOME DOLLAR FUND, INC.
               GLOBAL SMALL CAP FUND, INC.
               INSURED MUNICIPAL INCOME FUND, INC.
               INVESTMENT GRADE MUNICIPAL INCOME FUND, INC.
               MANAGED HIGH YIELD FUND, INC.
               MANAGED HIGH YIELD PLUS FUND INC.
               MITCHELL HUTCHINS LIR MONEY SERIES
               MITCHELL HUTCHINS PORTFOLIOS
               MITCHELL HUTCHINS SERIES TRUST
               PAINEWEBBER AMERICA FUND
               PAINEWEBBER FINANCIAL SERVICES GROWTH FUND, INC.
               PAINEWEBBER INDEX TRUST
               PAINEWEBBER INVESTMENT SERIES
               PAINEWEBBER INVESTMENT TRUST
               PAINEWEBBER INVESTMENT TRUST II
               PAINEWEBBER MANAGED ASSETS TRUST
               PAINEWEBBER MANAGED INVESTMENTS TRUST
               PAINEWEBBER MASTER SERIES, INC.
               PAINEWEBBER MUNICIPAL SERIES

               PAINEWEBBER MUTUAL FUND TRUST
               PAINEWEBBER OLYMPUS FUND
               PAINEWEBBER SECURITIES TRUST
               STRATEGIC GLOBAL INCOME FUND, INC.
               2002 TARGET TERM TRUST, INC.

          b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as directors or officers of the Registrant.

                                                              Position and Offices With Underwriter or
Name                        Position With Registrant          Exclusive Dealer
----                        ------------------------          ----------------

Margo N. Alexander*         Director and President            Chairman, Chief Executive Officer and a
                                                              Director of Mitchell Hutchins and an
                                                              Executive Vice President and a Director
                                                              of PaineWebber

Mary C. Farrell**           Director                          Managing Director, Senior Investment
                                                              Strategist and member of the Investment
                                                              Policy Committee of PaineWebber

Brian M. Storms*            Director                          President and Chief Operating Officer
                                                              of Mitchell Hutchins

T. Kirkham Barneby*         Vice President                    Managing Director and Chief Investment
                                                              Officer - Quantitative Investments of
                                                              Mitchell Hutchins

John J. Lee**               Vice President and Assistant      Vice President and a Manager of the
                            Treasurer                         Mutual Fund Finance Department of
                                                              Mitchell Hutchins

Kevin J. Mahoney**          Vice President and Assistant      First Vice President and a Senior
                            Treasurer                         Manager of the Mutual Fund Finance
                                                              Department of Mitchell Hutchins

Dennis McCauley*            Vice President                    Managing Director and Chief Investment
                                                              Officer - Fixed Income of Mitchell
                                                              Hutchins

Ann E. Moran**              Vice President and Assistant      Vice President and a Manager of the
                            Treasurer                         Mutual Fund Finance Department of
                                                              Mitchell Hutchins

Dianne E. O'Donnell**       Vice President and Secretary      Senior Vice President and Deputy
                                                              General Counsel of Mitchell Hutchins

Emil Polito*                Vice President                    Senior Vice President and Director of
                                                              Operations and Control for Mitchell
                                                              Hutchins

Susan Ryan*                 Vice President                    Senior Vice President and a Portfolio
                                                              Manager of Mitchell Hutchins


                                      C-4

                                                              Position and Offices With Underwriter or
Name                        Position With Registrant          Exclusive Dealer
----                        ------------------------          ----------------

Victoria E. Schonfeld**     Vice President                    Managing Director and General Counsel
                                                              of Mitchell Hutchins and a Senior Vice
                                                              President of PaineWebber

Paul H. Schubert**          Vice President and Treasurer      Senior Vice President and Director of
                                                              the Mutual Fund Finance Department of
                                                              Mitchell Hutchins

Nirmal Singh*               Vice President                    Senior Vice President and a Portfolio
                                                              Manager of Mitchell Hutchins

Barney A. Taglialatela **    Vice President and Assistant     Vice President and a Manager of the
                            Treasurer                         Mutual Fund Finance Department of
                                                              Mitchell Hutchins

Mark A. Tincher*            Vice President                    Managing Director and Chief Investment
                                                              Officer - Equities of Mitchell Hutchins

Keith A. Weller**           Vice President and Assistant      First Vice President and Associate
                            Secretary                         General Counsel of Mitchell Hutchins

-----------------
*         The business address of this person is 51 West 52nd Street, New York, New York
          10019-6114.
**        The  business  address  of this  person  is 1285  Avenue  of the Americas,
          New York, New York 10019.

          c) None

Item 28.  Location of Accounts and Records
          --------------------------------

          The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of November, 1999.

                              PAINEWEBBER MASTER SERIES, INC.

                              By: /s/ Dianne E. O'Donnell
                                  ------------------------------
                                      Dianne E. O'Donnell
                                      Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                           Title                        Date
---------                           -----                        ----

/s/ Margo N. Alexander              President and Director       November 30, 1999
-----------------------------       (Chief Executive Officer)
Margo N. Alexander*

/s/ E. Garrett Bewkes, Jr.          Director and Chairman        November 30, 1999
-----------------------------       of the Board of Directors
E. Garrett Bewkes, Jr.*

/s/ Richard Q. Armstrong            Director                     November 30, 1999
-----------------------------
Richard Q. Armstrong*

/s/ Richard R. Burt                 Director                     November 30, 1999
-----------------------------
Richard R. Burt*

/s/ Mary C. Farrell                 Director                     November 30, 1999
-----------------------------
Mary C. Farrell*

/s/ Meyer Feldberg                  Director                     November 30, 1999
-----------------------------
Meyer Feldberg*

/s/ George W. Gowen                 Director                     November 30, 1999
-----------------------------
George W. Gowen*

/s/ Frederic V. Malek               Director                     November 30, 1999
-----------------------------
Frederic V. Malek*

/s/ Carl W. Schafer                 Director                     November 30, 1999
-----------------------------
Carl W. Schafer*

/s/ Brian M. Storms                 Director                     November 30, 1999
-----------------------------
Brian M. Storms**

/s/ Paul H. Schubert                Vice President and           November 30, 1999
-----------------------------       Treasurer (Chief Financial
Paul H. Schubert                    and Accounting Officer)


* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber RMA Tax-Free Fund, Inc., SEC File 2-78310, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 38 to the registration statement of PaineWebber Cashfund, Inc., SEC File 2-60655, filed May 28, 1999.

                         PAINEWEBBER MASTER SERIES, INC.

                                  EXHIBIT INDEX

Exhibit
Number
------

          (1)  Restated Articles of Incorporation 1/
          (2)  Restated By-Laws 1/
          (3) Instruments defining the rights of holders of the Registrant's common stock 2/
          (4)  Investment  Advisory and Administration  Contract 1/
          (5)  (a) Distribution Contract with respect to Class A shares 1/
               (b) Distribution  Contract with respect to Class B shares 1/
               (c) Distribution  Contract  with  respect  to Class C  shares  3/
               (d) Distribution  Contract  with  respect  to Class Y  shares  3/
               (e) Exclusive  Dealer Agreement with respect to Class A shares 1/
               (f) Exclusive  Dealer Agreement with respect to Class B shares 1/
               (g) Exclusive  Dealer Agreement with respect to Class C shares 3/
               (h) Exclusive Dealer Agreement with respect to Class Y shares 3/
          (6)  Bonus,  profit  sharing  or  pension  plans  - none
          (7)  Custodian Agreement 1/
          (8)  Transfer Agency Agreement 1/
          (9)  Opinion and consent of counsel (to be filed)
          (10) Other opinions, appraisals, rulings and consents: Accountant's Consent (to be filed)
          (11) Financial  statements omitted from prospectus - none
          (12) Letter of investment intent 1/
          (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares 4/
               (b) Plan of Distribution pursuant to Rule 12b-1 with respect to
                   Class B Shares 4/
               (c) Plan of  Distribution  pursuant to Rule 12b-1 with respect to
                   Class C Shares 4/
          (14) and
          (27) Financial Data Schedule (not applicable)
          (15) Plan pursuant to Rule 18f-3 5/

-------------

1/ Incorporated by reference from Post-Effective Amendment No. 34 to the registration statement, SEC File No. 33-2524, filed June 29, 1998.

2/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Restated Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 28 to the registration statement, SEC File No. 33-2524, filed July 1, 1996.

4/ Incorporated by refernece from Post-Effective Amendment No. 35 to the registration statement, SEC File No. 33-2524, filed November 23, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 30 to the registration statement, SEC File No. 33-2524, filed September 20, 1996.